UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-02201

                                              Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

                                              Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

                                  Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	June 30, 2015

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (80.03%)
AUTOMOTIVE (0.97%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB-	$1,000	$1,470,668
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB-	500	687,451

			2,158,119

CHEMICALS (2.64%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	609,616
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	448,487
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	A3/A-	500	528,819
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	A3/A-	1,500	1,792,148
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,480,002

			5,859,072

DIVERSIFIED FINANCIAL SERVICES (15.43%)
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21, 144A	Ba2/BB+	1,500	1,507,500
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa1/A-	190	214,141
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/A-	500	572,066
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	437,639
Chase Capital II, Ltd. Gtd., Series B, 0.778%, 02/01/27(b),(c)	Baa2/BBB-	70	60,375
Citigroup, Inc., Sr. Unsec. Notes, 8.50%, 05/22/19	Baa1/A-	595	725,720
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/A-	125	179,420
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	1,200	1,221,635
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-	500	577,017
Credit Agricole SA, Sub. Notes, 4.375%, 03/17/25, 144A	Baa3/BBB	1,840	1,762,573
Deutsche Bank AG, Sub. Notes, 4.296%, 05/24/28(b),(c)	Ba1/BBB-	1,750	1,654,054
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	244,458
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,692,649
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(b),(d)	Baa1/A+	3,500	4,038,125
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,342,674
HSBC Capital Funding LP, Co. Gty., 10.176%, 06/30/30, 144A(b),(d)	Baa1/BBB-	2,180	3,324,500
ING Bank NV, Sub. Notes, 4.125%, 11/21/23(b),(c)	Baa2/BBB	2,500	2,567,960
JPMorgan Chase & Co., Jr. Sub., 7.90%, 04/30/18(b),(d)	Baa3/BBB-	2,000	2,115,500
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A3/A	175	188,541
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A3/A	105	112,391
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/15/19(b),(d)	Ba1/BB	2,200	2,183,500
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	A3/A-	300	328,789
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB	2,000	2,343,998
US Bank NA, Sr. Unsec. Notes, 0.759%, 10/28/19(b),(c)	A1/AA-	2,850	2,855,951

			34,251,176

ENERGY (13.90%)
Access Midstream Partners LP/ACMP Finance Corp., Co. Gty., 4.875%, 05/15/23(c)	Baa2/BBB	1,200	1,183,692
Antero Resources Corp., Co. Gty., 5.625%, 06/01/23, 144A(c)	Ba3/BB	1,150	1,111,187
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB	3,250	3,480,327
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,129,496
California Resources Corp., Co. Gty., 6.00%, 11/15/24(c)	Ba2/BB	2,200	1,892,000
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(c)	B3/B+	2,190	2,151,675
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,147,590
Columbia Pipeline Group, Inc., Co. Gty., 4.50%, 06/01/25, 144A(c)	Baa2/BBB-	395	388,579
El Paso LLC, Sr. Sec. Notes, 8.05%, 10/15/30	Baa3/BBB-	1,000	1,170,082
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45(c)	Baa3/BBB-	480	424,106
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa2/BBB-	1,000	1,075,000

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ENERGY (Continued)
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	$100	$120,170
Genesis Energy LP/Genesis Energy Finance Corp., Co. Gty., 6.00%, 05/15/23(c)	B1/B	697	697,349
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(c)	NA/BBB-	1,000	1,082,937
Kinder Morgan Inc., Co. Gty., 5.55%, 06/01/45(c)	Baa3/BBB-	2,150	1,987,213
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Ba1/BBB-	1,000	1,017,650
Lukoil International Finance BV, Co. Gty., 4.563%, 04/24/23, 144A	Ba1/BBB-	250	222,500
Motiva Enterprises LLC, Sr. Unsec. Notes, 5.75%, 01/15/20, 144A	A2/BBB+	64	70,370
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/BBB+	124	141,394
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	A3/BBB+	250	292,900
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	A3/BBB+	750	838,125
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21(c)	Baa3/BBB-	2,180	2,297,175
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,089,868
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Ba1/BB+	500	400,000
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,306,206
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	779,324
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,361,545

			30,858,460

FOOD AND BEVERAGE (1.02%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A2/A	325	385,758
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A2/A	27	40,195
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25, 144A(c)	Ba2/BB+	1,200	1,186,140
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45, 144A(c)	Baa3/BBB-	260	266,453
Kraft Heinz Foods Co., Sec. Notes, 4.875%, 02/15/25, 144A(c)	Baa2/BB	360	391,950

			2,270,496

HEALTHCARE (1.41%)
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45(c)	Baa3/BBB-	180	171,370
Endo Financial LLC & Endo Finco, Inc., Co. Gty., 5.375%, 01/15/23, 144A(c)	B1/B	750	740,625
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	750	798,750
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45, 144A	A3/A	775	784,570
Memorial Sloan-Kettering Cancer Center, Sr. Unsec. Notes, Series 2015, 4.20%, 07/01/55	Aa3/AA-	688	621,271

			3,116,586

INDUSTRIAL (3.58%)
ADT Corp., Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	1,000	1,050,000
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Ba1/BBB-	640	697,151
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Ba1/BBB-	244	243,390
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	562,038
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	1,000	1,095,000
CNH Industrial Capital LLC, Co. Gty., 3.875%, 07/16/18, 144A	Ba1/BB	535	535,669
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	640,303
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23, 144A	NA/BBB-	2,200	2,178,000
Sydney Airport Finance Co Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(c)	Baa2/BBB	400	384,846
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	566,101

			7,952,498

INSURANCE (8.20%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	1,800	2,256,413

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

INSURANCE (Continued)
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/57(b),(c)	Baa1/BBB	$2,200	$2,464,000
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,500	3,310,000
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	143,538
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67, 144A(b),(c)	Baa3/BB+	500	512,500
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,510,000
Liberty Mutual Group, Inc., Sr. Unsec. Notes, 7.00%, 03/15/34, 144A	Baa2/BBB	250	303,074
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	749,418
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(c)	Baa2/BBB	500	702,500
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)	Baa2/BBB	1,000	1,620,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	321,795
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	135,171
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,476,250
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa2/BBB+	1,000	1,170,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	520,000

			18,194,659

MEDIA (9.12%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,691,033
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,564,888
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,790,149
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	600,729
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	183,538
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,455,404
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	1,030,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/NA	100	105,750
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(c)	Ba3/B+	1,780	1,751,075
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,669,291
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	3,963,075
VTR Finance BV, 6.875%, 01/15/24, 144A(c)	B1/B+	2,375	2,426,894

			20,231,826

MINING (1.28%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa2/BBB-	500	608,858
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB-	250	304,481
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	106,103
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(c)	Baa3/BBB-	1,000	791,652
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(c)	Baa3/BBB-	1,415	1,032,562

			2,843,656

PAPER (1.72%)
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,460,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB	1,000	1,348,679

			3,808,679

REAL ESTATE INVESTMENT TRUST (REIT) (1.70%)
BioMed Realty LP, Co. Gty., 6.125%, 04/15/20(c)	Baa2/BBB	350	396,135
Duke Realty LP, Co. Gty., 6.50%, 01/15/18	Baa2/BBB	466	520,633
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,204,964
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(c)	Baa2/BBB	1,500	1,640,793

			3,762,525

TECHNOLOGY (0.26%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/A-	60	69,388
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25(c)	A1/A+	520	506,731

			576,119

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

TELECOMMUNICATIONS (9.54%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(c)	B1/BB-	$200	$198,560
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(c)	Baa1/BBB+	1,750	1,608,752
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(c)	Baa1/BBB+	425	386,739
Bharti Airtel International, Sr. Unsec. Notes, 5.35%, 05/20/24, 144A	Baa3/BBB-	2,225	2,356,008
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa3/BBB-	1,000	1,190,484
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,813,858
Digicel, Ltd., Sr. Unsec. Notes, 6.00%, 04/15/21, 144A(c)	B1/NA	500	482,060
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba3/BB-	500	539,065
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba3/BB-	500	455,000
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa2/BBB+	1,500	1,809,933
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)	Baa3/BBB-	1,000	1,008,343
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)	Baa3/BBB-	1,100	1,087,669
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)	Baa3/BBB-	500	512,477
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B2/B+	1,500	1,290,000
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B2/B+	1,000	972,500
T-Mobile USA, Inc., Co. Gty., 6.25%, 04/01/21(c)	Ba3/BB	935	958,375
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23(c)	Ba3/BB	1,325	1,376,344
Verizon Communications, Inc., Sr. Unsec. Notes, 7.75%, 12/01/30	Baa1/BBB+	1,646	2,136,126

			21,182,293

TRANSPORTATION (4.71%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BBB-	2,251	2,329,797
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	285,610
British Airways PLC, Pass Through Certs., 5.625%, 12/20/21, 144A	Baa2/BBB	1,581	1,676,202
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BBB-	125	131,728
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A-	535	606,692
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB-	948	1,040,878
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16(e)	WR/NR	336	60,967
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,833,525
Federal Express Corp., Pass Through Certs., Series 1996, Class B2, 7.84%, 01/30/18(c)	A3/BBB	757	832,524
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22, 144A(c)	Baa3/BBB-	1,200	1,163,212
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BBB	478	500,561

			10,461,696

UTILITIES (4.55%)
Avista Corp., 5.95%, 06/01/18	A2/A-	500	560,717
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,158,620
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23, 144A(b),(d)	Baa1/BBB	2,000	2,002,500
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,158,174
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/BBB+	500	649,073
NextEra Energy Capital Holding, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	1,250	1,297,656
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,140,172
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	80	95,044
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A	Baa1/BBB	750	751,073

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

UTILITIES (Continued)
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	$274	$291,751

			10,104,780

Total CORPORATE DEBT SECURITIES (Cost of $160,418,060)			177,632,640

ASSET BACKED SECURITIES (4.10%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.575%, 10/19/24, 144A(b)	NR/AA	2,000	1,996,720
Ares XXIII CLO, Ltd., Series 2012-1AR, Class BR1, 2.475%, 04/19/23, 144A(b)	NR/AA	2,000	2,001,300
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(c)	Aaa/NA	1,605	1,600,882
Carlyle Global Market Strategies, Series 2014-3A, Class B, 3.427%, 07/27/26, 144A(b)	A2/NA	2,500	2,489,225
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.451%, 05/25/36, 144A(b) (c)	A3/A+	26	24,703
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/01/37(c) (f)	A2/AA	50	46,170
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(c) (f)	C/CCC	151	90,499
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	197	209,347
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A(c)	Baa2/BBB	617	645,839

TOTAL ASSET BACKED SECURITIES (Cost of $9,138,582)			9,104,685

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.06%)
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.811%, 01/25/48, 144A(b),(c)	NA/NA	535	521,611
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.714%, 04/25/48, 144A(b),(c)	NA/NA	1,270	1,194,779
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/01/30, 144A	A3/A-	1,400	1,409,197
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(b)	Ba2/NA	1,000	1,014,659
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.434%, 10/15/30, 144A(b)	NA/A	2,710	2,670,304
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41(c)	Aa3/NA	2,000	2,092,648
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.989%, 08/12/45, 144A(b)	Baa2/NA	210	223,719
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42, 144A	NA/A+	1,613	1,751,921
TAL Advantage LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39, 144A	NA/A	362	359,441

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $11,292,224)			11,238,279

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.42%)
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	—	212
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	203	232,590
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	—	446
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	2	1,888
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	2	1,744
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	354	406,942
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	216	243,869
GNSF Pool # 194228, 9.50%, 11/01/20	Aaa/AA+	14	14,101
GNSF Pool # 307527, 9.00%, 06/01/21	Aaa/AA+	13	14,112
GNSF Pool # 417239, 7.00%, 02/01/26	Aaa/AA+	12	13,340

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GNSF Pool # 780374, 7.50%, 12/01/23	Aaa/AA+	$7	$7,830

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $753,271)			937,074

MUNICIPAL BONDS (2.93%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	212,046
New York State Dormitory Authority, Trustee of Columbia University, 5.00%, 10/01/45	Aaa/AAA	1,415	1,768,991
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	174,813
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,196,945
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	1,935	2,141,910

TOTAL MUNICIPAL BONDS (Cost of $6,029,969)			6,494,705

U.S. TREASURY SECURITIES (2.84%)
U.S. Treasury Note, 2.125%, 08/15/21	Aaa/AA+	515	520,794
U.S. Treasury Note, 2.50%, 05/15/24	Aaa/AA+	1,130	1,149,333
U.S. Treasury Note, 2.25%, 11/15/24	Aaa/AA+	2,350	2,335,679
U.S. Treasury Note, 3.125%, 08/15/44	Aaa/AA+	1,285	1,287,109
U.S. Treasury Note, 3.00%, 11/15/44	Aaa/AA+	1,045	1,022,222

TOTAL U.S. TREASURY SECURITIES (Cost of $6,471,461)			6,315,137

		Shares

COMMON STOCK (0.02%)
MEDIA (0.02%)
Quad Graphics, Inc.		2,132	39,463

Total COMMON STOCK (Cost of $84,899)			39,463

PREFERRED STOCK (1.24%)
CoBank ACB, Series F, 6.250%		20,000	2,050,626
Federal Home Loan Mortgage Corp, Series Z, 0.000% (g),(h)		53,779	201,671
US BANCORP, Series A, 3.500%		615	492,615

TOTAL PREFERRED STOCK (Cost of $3,868,939)			2,744,912

TOTAL INVESTMENTS (96.64%) (Cost $198,057,405)*			214,506,895

OTHER ASSETS AND LIABILITIES (3.36%)			7,462,049

NET ASSETS (100.00%)			$221,968,944

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2015 and may have changed subsequently.

(b)	Variable rate security. Rate disclosed is as of June 30, 2015.

(c)	This security is callable.

(d)	Security is perpetual. Date shown is next call date.

(e)	Investment was in default as of June 30, 2015.

(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2015.

(g)	Non-income producing security.

(h)	Dividend was discontinued as of September 7, 2008.

The accompanying notes are an integral part of this schedule of investments.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2015, these securities amounted to $69,562,261 or 31.34% of net assets.

*Aggregate cost for Federal income tax purposes is $198,057,405.

Gross unrealized appreciation	$ 20,891,424
Gross unrealized depreciation	(4,441,934)

Net unrealized appreciation	$ 16,449,490

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of this schedule of investments.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2015

(unaudited)

A. Security Valuation – In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2015, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2015.

	Total Market Value at 06/30/15	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs

CORPORATE DEBT SECURITIES	$ 177,632,640	$—	$177,632,640	$	—

ASSET BACKED SECURITIES	9,104,685	—	9,104,685		—

COMMERCIAL MORTGAGE-BACKED SECURITIES	11,238,279	—	11,238,279		—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	937,074	—	937,074		—

MUNICIPAL BONDS	6,494,705	—	6,494,705		—

U.S. TREASURY SECURITIES	6,315,137	—	6,315,137		—

COMMON STOCK *	39,463	39,463	—		—

PREFERRED STOCK	2,744,912	2,744,912	—		—

TOTAL INVESTMENTS	$ 214,506,895	$2,784,375	$211,722,520	$	—

*   See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2015 (concluded)

(unaudited)

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2015, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	August 24, 2015

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(principal financial officer)

Date	August 24, 2015

* Print the name and title of each signing officer under his or her signature.